Investments (Details 13) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other-Than-Temporary Impairment Losses
Total	$ 67	$ 162	$ 394
Included in other comprehensive income	36	95	174
Net	31	67	220
Fixed maturity securities [Member]
Other-Than-Temporary Impairment Losses
Total	68	135	330
Included in other comprehensive income	(36)	(95)	(174)
Net	32	40	156
Mortgage loans [Member]
Other-Than-Temporary Impairment Losses
Total	(14)	25	59
Net	(14)	25	59
Equity securities [Member]
Other-Than-Temporary Impairment Losses
Total			5
Net			5
Other [Member]
Other-Than-Temporary Impairment Losses
Total	13	2
Included in other comprehensive income
Net	$ 13	$ 2